Investments (excluding Consolidated Investment Entities) (Tables)	12 Months Ended
Dec. 31, 2013
Available-for-sale Securities, Including Securities Pledged [Line Items]
Marketable Securities
Available-for-sale and fair value option ("FVO") fixed maturities and equity securities were as follows as of December 31, 2013:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$5,094.0	$174.0	$86.8	$—	$5,181.2	$—
U.S. Government agencies and authorities	598.0	22.3	1.4	—	618.9	—
State, municipalities and political subdivisions	272.0	10.6	1.5	—	281.1	—
U.S. corporate securities	36,010.3	2,174.5	706.2	—	37,478.6	12.8

Foreign securities(1):
Government	1,044.0	49.6	42.2	—	1,051.4	—
Other	14,617.4	864.2	176.5	—	15,305.1	—
Total foreign securities	15,661.4	913.8	218.7	—	16,356.5	—

Residential mortgage-backed securities:
Agency	5,379.2	431.1	62.1	79.2	5,827.4	0.4
Non-Agency	1,101.1	166.2	18.3	47.3	1,296.3	103.2
Total Residential mortgage-backed securities	6,480.3	597.3	80.4	126.5	7,123.7	103.6
Commercial mortgage-backed securities	3,427.9	327.7	3.5	—	3,752.1	4.4
Other asset-backed securities	1,883.1	81.6	38.0	—	1,926.7	5.2

Total fixed maturities, including securities pledged	69,427.0	4,301.8	1,136.5	126.5	72,718.8	126.0
Less: Securities pledged	1,457.9	24.6	16.8	—	1,465.7	—
Total fixed maturities	67,969.1	4,277.2	1,119.7	126.5	71,253.1	126.0

Equity securities:
Common stock	214.3	5.1	0.9	—	218.5	—
Preferred stock	53.1	43.4	0.6	—	95.9	—
Total equity securities	267.4	48.5	1.5	—	314.4	—

Total fixed maturities and equity securities investments	$68,236.5	$4,325.7	$1,121.2	$126.5	$71,567.5	$126.0
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.
Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2012:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives (2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$5,194.3	$691.2	$1.8	$—	$5,883.7	$—
U.S. Government agencies and authorities	645.4	78.8	—	—	724.2	—
State, municipalities and political subdivisions	320.2	32.6	—	—	352.8	—
U.S. corporate securities	32,986.1	4,226.6	48.8	—	37,163.9	13.4

Foreign securities(1):
Government	1,069.4	125.2	4.6	—	1,190.0	—
Other	13,321.8	1,527.4	54.7	—	14,794.5	—
Total foreign securities	14,391.2	1,652.6	59.3	—	15,984.5	—

Residential mortgage-backed securities:
Agency	5,071.6	633.3	14.8	156.0	5,846.1	1.2
Non-Agency	1,612.6	198.6	71.9	81.6	1,820.9	139.6
Total Residential mortgage-backed securities	6,684.2	831.9	86.7	237.6	7,667.0	140.8
Commercial mortgage-backed securities	4,438.9	513.6	6.1	—	4,946.4	4.4
Other asset-backed securities	2,536.4	128.4	90.0	(10.2)	2,564.6	15.4

Total fixed maturities, including securities pledged	67,196.7	8,155.7	292.7	227.4	75,287.1	174.0
Less: Securities pledged	1,470.0	139.6	4.1	—	1,605.5	—
Total fixed maturities	65,726.7	8,016.1	288.6	227.4	73,681.6	174.0

Equity securities:
Common stock	194.4	13.2	1.0	—	206.6	—
Preferred stock	103.5	30.0	—	—	133.5	—
Total equity securities	297.9	43.2	1.0	—	340.1	—

Total fixed maturities and equity securities investments	$66,024.6	$8,059.3	$289.6	$227.4	$74,021.7	$174.0

Investments Classifed by Contractual Maturity Date
The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2013, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. Mortgage-backed securities ("MBS") and Other asset-backed securities ("ABS") are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$2,104.7	$2,153.6
After one year through five years	13,588.4	14,397.4
After five years through ten years	20,970.4	21,303.4
After ten years	20,972.2	22,061.9
Mortgage-backed securities	9,908.2	10,875.8
Other asset-backed securities	1,883.1	1,926.7
Fixed maturities, including securities pledged	$69,427.0	$72,718.8

U.S. and Foreign Corporate Securities by Industry
The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2013
Communications	$4,016.2	$293.0	$73.4	$4,235.8
Financial	6,640.7	566.6	72.6	7,134.7
Industrial and other companies	29,303.1	1,524.5	564.5	30,263.1
Utilities	9,200.6	570.0	142.2	9,628.4
Transportation	1,467.1	84.6	30.0	1,521.7
Total	$50,627.7	$3,038.7	$882.7	$52,783.7

December 31, 2012
Communications	$3,609.5	$563.4	$2.4	$4,170.5
Financial	5,912.9	749.4	46.7	6,615.6
Industrial and other companies	26,613.3	3,063.3	24.2	29,652.4
Utilities	8,893.1	1,210.5	28.9	10,074.7
Transportation	1,279.1	167.4	1.3	1,445.2
Total	$46,307.9	$5,754.0	$103.5	$51,958.4

Schedule of Unrealized Loss on Investments
Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2013:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2013
U.S. Treasuries	$1,559.5	$24.3		$1,087.6	$52.6	$41.9	$9.9	$2,689.0	$86.8
U.S. Government agencies and authorities	9.5	—	*	55.9	1.4	—	—	65.4	1.4
U.S. corporate, state and municipalities	3,524.9	78.5		6,893.9	519.6	821.9	109.6	11,240.7	707.7
Foreign	1,133.6	16.0		2,447.8	184.3	179.1	18.4	3,760.5	218.7
Residential mortgage-backed	919.1	8.3		1,019.6	40.6	377.9	31.5	2,316.6	80.4
Commercial mortgage-backed	235.8	3.3		—	—	6.2	0.2	242.0	3.5
Other asset-backed	150.6	0.9		105.5	1.5	299.3	35.6	555.4	38.0
Total	$7,533.0	$131.3		$11,610.3	$800.0	$1,726.3	$205.2	$20,869.6	$1,136.5
* Less than $0.1

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2012
U.S. Treasuries	$451.2	$1.8		$—	$—	$—	$—	$451.2	$1.8
U.S. Government agencies and authorities	—	—		—	—	—	—	—	—
U.S. corporate, state and municipalities	1,333.4	19.2		116.5	3.0	231.2	26.6	1,681.1	48.8
Foreign	360.2	12.7		59.8	7.4	314.9	39.2	734.9	59.3
Residential mortgage-backed	369.3	6.4		42.0	2.1	585.1	78.2	996.4	86.7
Commercial mortgage-backed	22.0	0.2		15.3	1.7	44.4	4.2	81.7	6.1
Other asset-backed	70.2	—	*	7.0	1.2	609.2	88.8	686.4	90.0
Total	$2,606.3	$40.3		$240.6	$15.4	$1,784.8	$237.0	$4,631.7	$292.7

Schedule of Loan-to-Value, Credit Enhancement and Fixed Floating Rates for RMBS and Other ABS in a Gross Unrealized Loss Position
The following tables summarize loan-to-value, credit enhancement and fixed floating rate details for RMBS and Other ABS in a gross unrealized loss position as of the dates indicated:

	Loan-to-Value Ratio
	Amortized Cost		Unrealized Capital Losses
December 31, 2013	< 20%	> 20%	< 20%	> 20%
RMBS and Other ABS(1)
Non-agency RMBS > 100%	$75.7	$36.4	$2.9	$8.3
Non-agency RMBS 90% - 100%	156.8	24.1	8.6	5.7
Non-agency RMBS 80% - 90%	151.3	5.9	8.4	1.7
Non-agency RMBS < 80%	284.7	8.0	15.5	2.2
Agency RMBS	2,008.9	11.3	57.9	4.2
Other ABS (Non-RMBS)	225.2	2.1	2.5	0.5
Total RMBS and Other ABS	$2,902.6	$87.8	$95.8	$22.6

	Credit Enhancement Percentage
	Amortized Cost		Unrealized Capital Losses
December 31, 2013	< 20%	> 20%	< 20%	> 20%
RMBS and Other ABS(1)
Non-agency RMBS 10% +	$407.1	$47.7	$27.6	$11.1
Non-agency RMBS 5% - 10%	43.9	0.8	1.2	0.2
Non-agency RMBS 0% - 5%	90.4	3.9	1.9	0.8
Non-agency RMBS 0%	127.1	22.0	4.7	5.8
Agency RMBS	2,008.9	11.3	57.9	4.2
Other ABS (Non-RMBS)	225.2	2.1	2.5	0.5
Total RMBS and Other ABS	$2,902.6	$87.8	$95.8	$22.6

	Fixed Rate/Floating Rate
	Amortized Cost		Unrealized Capital Losses
December 31, 2013	< 20%	> 20%	< 20%	> 20%
Fixed Rate	$1,723.7	$4.4	$50.5	$1.6
Floating Rate	1,178.9	83.4	45.3	21.0
Total	$2,902.6	$87.8	$95.8	$22.6
(1) For purposes of this table, subprime mortgages are included in Non-agency RMBS categories.

	Loan-to-Value Ratio
	Amortized Cost		Unrealized Capital Losses
December 31, 2012	< 20%	> 20%	< 20%	> 20%
RMBS and Other ABS(1)
Non-agency RMBS > 100%	$562.3	$203.8	$39.5	$58.0
Non-agency RMBS 90% - 100%	134.2	35.2	12.8	10.7
Non-agency RMBS 80% - 90%	78.9	46.9	7.5	12.1
Non-agency RMBS < 80%	288.9	17.5	14.0	5.5
Agency RMBS	398.0	8.1	11.0	3.8
Other ABS (Non-RMBS)	83.4	2.3	1.2	0.6
Total RMBS and Other ABS	$1,545.7	$313.8	$86.0	$90.7

	Credit Enhancement Percentage
	Amortized Cost		Unrealized Capital Losses
December 31, 2012	< 20%	> 20%	< 20%	> 20%
RMBS and Other ABS(1)
Non-agency RMBS 10% +	$706.8	$187.1	$53.8	$51.2
Non-agency RMBS 5% - 10%	187.6	2.2	6.8	0.7
Non-agency RMBS 0% - 5%	89.4	12.3	7.6	4.2
Non-agency RMBS 0%	80.5	101.8	5.6	30.2
Agency RMBS	398.0	8.1	11.0	3.8
Other ABS (Non-RMBS)	83.4	2.3	1.2	0.6
Total RMBS and Other ABS	$1,545.7	$313.8	$86.0	$90.7

	Fixed Rate/Floating Rate
	Amortized Cost		Unrealized Capital Losses
December 31, 2012	< 20%	> 20%	< 20%	> 20%
Fixed Rate	$669.4	$33.3	$14.2	$10.2
Floating Rate	876.3	280.5	71.8	80.5
Total	$1,545.7	$313.8	$86.0	$90.7

Schedule of Mortgage Loans Real Estate and Valuation Allowance
The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	December 31, 2013	December 31, 2012
Collective valuation allowance for losses, balance at January 1	$3.9	$4.4
Addition to (reduction of) allowance for losses	(0.1)	(0.5)
Collective valuation allowance for losses, end of period	$3.8	$3.9
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2013	December 31, 2012
Commercial mortgage loans	$9,316.0	$8,666.2
Collective valuation allowance	(3.8)	(3.9)
Total net commercial mortgage loans	$9,312.2	$8,662.3

Impaired Financing Receivables
The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2013	December 31, 2012
Impaired loans with allowances for losses	$—	$—
Impaired loans without allowances for losses	94.3	16.8
Subtotal	94.3	16.8
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$94.3	$16.8
Unpaid principal balance of impaired loans	$96.7	$31.9

Past Due Financing Receivables, Impaired Financing Receivables, Troubled Debt Restructurings on Financing Receivables, and Loans in Foreclosure
The following table presents information on impaired loans, restructured loans, loans 90 days or more past due and loans in foreclosure as of the dates indicated:

	December 31, 2013	December 31, 2012
Troubled debt restructured loans	$86.6	$—
Loans 90 days or more past due, interest no longer accruing, at amortized cost	5.1	—
Loans in foreclosure, at amortized cost	—	9.0
Unpaid principal balance of loans 90 days or more past due, interest no longer accruing	5.1	—

Interest Income Recognized on Impaired and Restructured Loans
The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Impaired loans, average investment during the period (amortized cost)(1)	$55.6	$32.7	$43.7
Interest income recognized on impaired loans, on an accrual basis(1)	2.9	0.7	1.8
Interest income recognized on impaired loans, on a cash basis(1)	2.9	0.8	1.8
Interest income recognized on troubled debt restructured loans, on an accrual basis	2.4	0.3	0.3

Loans Receivable, Grouped by Loan to Value and Debt Service Coverage Ratio
Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2013(1)	December 31, 2012(1)
Loan-to-Value Ratio:
0% - 50%	$1,782.6	$1,987.9
50% - 60%	2,390.0	2,425.2
60% - 70%	4,668.3	3,736.1
70% - 80%	455.8	481.7
80% and above	19.3	35.3
Total Commercial mortgage loans	$9,316.0	$8,666.2
(1) Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2013(1)	December 31, 2012(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$6,346.5	$5,953.7
1.25x - 1.5x	1,520.9	1,336.3
1.0x - 1.25x	980.6	992.7
Less than 1.0x	467.8	374.6
Commercial mortgage loans secured by land or construction loans	0.2	8.9
Total Commercial mortgage loans	$9,316.0	$8,666.2

Mortgage Loans by Geographic Location of Collateral
Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2013(1)		December 31, 2012(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$2,281.8	24.5%	$1,973.9	22.8%
South Atlantic	1,936.0	20.8%	1,687.6	19.4%
West South Central	1,122.3	12.0%	1,176.3	13.6%
Middle Atlantic	1,112.0	11.9%	1,059.5	12.2%
East North Central	1,037.5	11.1%	962.8	11.1%
Mountain	790.4	8.5%	718.2	8.3%
West North Central	517.2	5.6%	537.5	6.2%
New England	318.1	3.4%	334.6	3.9%
East South Central	200.7	2.2%	215.8	2.5%
Total Commercial mortgage loans	$9,316.0	100.0%	$8,666.2	100.0%

Mortgage Loans by Property Type of Collateral

	December 31, 2013(1)		December 31, 2012(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$2,936.9	31.5%	$2,350.2	27.1%
Industrial	2,848.0	30.6%	3,361.5	38.8%
Apartments	1,296.1	13.9%	952.1	11.0%
Office	1,242.2	13.3%	1,284.7	14.8%
Hotel/Motel	430.6	4.6%	280.6	3.2%
Mixed Use	184.1	2.0%	74.0	0.9%
Other	378.1	4.1%	363.1	4.2%
Total Commercial mortgage loans	$9,316.0	100.0%	$8,666.2	100.0%

Mortgage Loans by Year of Origination
The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2013(1)	December 31, 2012(1)
Year of Origination:
2013	$2,199.8	$—
2012	1,743.3	1,821.0
2011	1,835.9	1,940.8
2010	409.8	429.9
2009	149.5	175.1
2008	408.6	725.1
2007 and prior	2,569.1	3,574.3
Total Commercial mortgage loans	$9,316.0	$8,666.2

Other than Temporary Impairment, Credit Losses Recognized in Earnings
The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Years Ended December 31,
	2013		2012		2011
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$—	—	$14.3	4	$55.2	41
Foreign(1)	5.1	1	2.2	5	71.3	61
Residential mortgage-backed	17.4	118	25.2	106	37.7	134
Commercial mortgage-backed	0.6	3	1.7	1	133.7	26
Other asset-backed	8.9	8	2.6	7	195.5	122
Equity	3.0	2	—	—	—	—
Mortgage loans on real estate	—	—	7.7	2	9.3	7
Other assets(2)	0.7	1	1.4	1	—	—
Total	$35.7	133	$55.1	126	$502.7	391

Net Investment Income
The following table summarizes Net investment income for the periods indicated:

	Years Ended December 31,
	2013		2012		2011
Fixed maturities	$3,952.5		$4,184.0		$4,402.1
Equity securities, available-for-sale	10.0		17.7		27.3
Mortgage loans on real estate	483.9		500.0		500.0
Policy loans	118.3		121.5		125.6
Short-term investments and cash equivalents	3.5		5.4		6.7
Other	125.3	(1)	(123.3)	(2)	(80.8)
Gross investment income	4,693.5		4,705.3		4,980.9
Less: investment expenses	4.5		7.4		12.1
Net investment income	$4,689.0		$4,697.9		$4,968.8

Realized Gain (Loss) on Investments
Net realized capital gains (losses) were as follows for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Fixed maturities, available-for-sale, including securities pledged	$85.0	$391.7	$56.4
Fixed maturities, at fair value option	(449.4)	(278.8)	(92.0)
Equity securities, available-for-sale	(2.8)	4.2	18.6
Derivatives	(3,152.9)	(1,712.4)	418.6
Embedded derivatives - fixed maturities	(107.5)	(15.7)	16.1
Embedded derivatives - product guarantees	1,094.7	337.3	(1,945.1)
Other investments	(1.9)	(7.1)	(4.0)
Net realized capital gains (losses)	$(2,534.8)	$(1,280.8)	$(1,531.4)
After-tax net realized capital gains (losses)	$(1,693.2)	$(715.8)	$(1,017.4)

Gain (Loss) on Investments
Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax, were as follows for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Proceeds on sales	$10,559.8	$11,185.9	$12,850.7
Gross gains	185.2	484.2	648.5
Gross losses	77.7	44.8	181.9

Intent related impairment
Available-for-sale Securities, Including Securities Pledged [Line Items]
Other than Temporary Impairment, Credit Losses Recognized in Earnings
The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Years Ended December 31,
	2013		2012		2011
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$—	—	$1.1	2	$55.2	40
Foreign(1)	—	—	1.5	4	59.0	56
Residential mortgage-backed	6.6	22	3.3	10	7.9	27
Commercial mortgage-backed	0.6	3	1.7	1	124.3	26
Other asset-backed	7.3	2	0.2	1	183.8	118
Total	$14.5	27	$7.8	18	$430.2	267

Credit related impairment
Available-for-sale Securities, Including Securities Pledged [Line Items]
Other than Temporary Impairment, Credit Losses Recognized in Earnings
The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Balance at January 1	$114.7	$133.9	$304.6
Additional credit impairments:
On securities not previously impaired	3.5	9.5	10.3
On securities previously impaired	8.1	17.1	17.0
Reductions:
Securities intent impaired	—	—	(38.2)
Securities sold, matured, prepaid or paid down	(23.5)	(45.8)	(159.8)
Balance at December 31	$102.8	$114.7	$133.9

Duration
Available-for-sale Securities, Including Securities Pledged [Line Items]
Schedule of Unrealized Loss on Investments
Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2013
Six months or less below amortized cost	$7,883.3	$80.5	$166.0	$18.6	570	20
More than six months and twelve months or less below amortized cost	12,339.7	67.6	776.8	16.7	798	8
More than twelve months below amortized cost	1,579.2	55.8	144.5	13.9	302	22
Total	$21,802.2	$203.9	$1,087.3	$49.2	1,670	50

December 31, 2012
Six months or less below amortized cost	$3,154.6	$42.1	$95.2	$11.4	308	21
More than six months and twelve months or less below amortized cost	363.3	30.2	19.5	10.3	83	9
More than twelve months below amortized cost	940.1	394.1	35.9	120.4	221	95
Total	$4,458.0	$466.4	$150.6	$142.1	612	125

Market Sector (Type of Security)
Available-for-sale Securities, Including Securities Pledged [Line Items]
Schedule of Unrealized Loss on Investments
Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2013
U.S. Treasuries	$2,750.5	$25.3	$81.4	$5.4	32	1
U.S. Government agencies and authorities	66.8	—	1.4	—	3	—
U.S. corporate, state and municipalities	11,892.6	55.8	694.2	13.5	744	5
Foreign	3,944.2	35.0	211.0	7.7	300	6
Residential mortgage-backed	2,361.4	35.6	70.2	10.2	471	25
Commercial mortgage-backed	245.5	—	3.5	—	16	—
Other asset-backed	541.2	52.2	25.6	12.4	104	13
Total	$21,802.2	$203.9	$1,087.3	$49.2	1,670	50

December 31, 2012
U.S. Treasuries	$453.0	$—	$1.8	$—	3	—
U.S. Government agencies and authorities	—	—	—	—	—	—
U.S. corporate, state and municipalities	1,688.5	41.4	33.1	15.7	109	3
Foreign	684.9	109.3	24.1	35.2	50	14
Residential mortgage-backed	938.3	144.8	42.5	44.2	343	77
Commercial mortgage-backed	85.9	1.9	5.6	0.5	19	1
Other asset-backed	607.4	169.0	43.5	46.5	88	30
Total	$4,458.0	$466.4	$150.6	$142.1	612	125